CECL (Details 12) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	SFr 0	SFr 0
Origination in current year-1	7	7
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	47
Origination 5 years or more	0	0
Total term positions	7	54
Revolving positions	1,264	1,711
Other financial assets held at amortized cost, total	1,271	1,765
Other financial assets, Gross write-offs	(4,035)	(7)	SFr (8)
Origination In Current Year
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -1
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -2
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -3
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -4
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Origination In Current Year -5 or more
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Total term positions
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Revolving positions
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Financing receivable, before Allowance for Credit Loss and Fee
Financing Receivable, Recorded Investment [Line Items]
Other financial assets, Gross write-offs	0
Investment grade | AAA to BBB
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	0	0
Non-investment grade | BB to C
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	0
Origination in current year-1	7	7
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	47
Origination 5 years or more	0	0
Total term positions	7	54
Revolving positions	1,264	1,711
Other financial assets held at amortized cost, total	1,271	1,765
Non-investment grade | D
Financing Receivable, Recorded Investment [Line Items]
Origination in current year	0	0
Origination in current year-1	0	0
Origination in current year-2	0	0
Origination in current year-3	0	0
Origination in current year-4	0	0
Origination 5 years or more	0	0
Total term positions	0	0
Revolving positions	0	0
Other financial assets held at amortized cost, total	SFr 0	SFr 0